BNY Mellon Investment Funds I

BNY Mellon Diversified Emerging Markets Fund

Incorporated herein by reference is a supplement to the above-referenced fund's prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 7, 2019 (SEC Accession No. 0000897469-19-000017).